Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 20. Subsequent events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC. Based on the Company’s evaluation, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements, except the following:

The registration statement for the Company’s IPO became effective on December 20, 2024. On January 3, 2025, the Company consummated the IPO of 2,000,000 ordinary shares. The Public Units were sold at an offering price of $4.00 per unit generating gross proceeds of $8,000,000.

The loan from the Industrial and Commercial Bank of China in an amount of $821,998, originally due on November 19, 2025, has been extended to February 6, 2026.

On April 9, 2025, the Board of Directors of the Company approved the 2025 Equity Incentive Plan. The Plan reserves 1,400,000 Ordinary Shares for issuance pursuant to awards such as stock options, restricted shares, restricted share units, and other equity-based awards. The Plan is intended to support the Company’s long-term growth by attracting and retaining key personnel.